Fair Value of Financial Instruments - Changes in the Company's Financial Instruments Classified as Level III (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net accretion			$ 2,853	$ 3,041	$ 5,999	$ 6,144	$ 4,572
Gain on sale of real estate securities	$ (315)	$ (5,309)	(1,375)	(5,747)	(10,137)	0	(107)
Commercial Mortgage Loans, held for sale, measured at fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of asset purchases, collateralized amount					679,100
Fair value of asset sales, collateralized amount					682,000
Gain on sale of real estate securities					2,800
Commercial Mortgage Loans, held for sale, measured at fair value | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			67,649	112,562	112,562	76,863
Transfers Into Level III			0		23,625	0
Realized gain/(loss) on sale of commercial mortgage loan, held for sale			13,150		15,931	37,832
Unrealized gain/(loss) on commercial mortgage loans, held for sale and other real estate investments			1,104		(75)	312
Net accretion			0		0	0
Purchases			252,145		267,552	1,015,677
Sales / paydowns			(257,017)		(328,321)	(1,008,050)
Transfers out of Level III			0		(23,625)	(10,072)
Ending balance	77,031		77,031		67,649	112,562	76,863
Other Real Estate Investments, measured at fair value | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			2,522	$ 2,557	2,557	0
Transfers Into Level III			0		0	0
Realized gain/(loss) on sale of commercial mortgage loan, held for sale			0		0	0
Unrealized gain/(loss) on commercial mortgage loans, held for sale and other real estate investments			26		(32)	47
Net accretion			(1)		(3)	0
Purchases			0		0	2,510
Sales / paydowns			0		0	0
Transfers out of Level III			0		0	0
Ending balance	$ 2,547		$ 2,547		$ 2,522	$ 2,557	$ 0